Intangible assets, net - Future amortization expense (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Amortization expense of intangible assets for future years
2018		¥ 2,041
2019		1,206
2020		1,059
2021		1,030
2022 and thereafter		4,350
Intangible assets, net	$ 1,489	¥ 9,686	¥ 4,629